UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04492
MFS SERIES TRUST X
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
July 31*
Date of reporting period:
July 31, 2025
*This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund. Each remaining series of the Registrant has a fiscal year end other than July 31.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Emerging Markets
Debt Fund
Class A-MEDAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$111	1.07%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class A shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 7.96%, at net asset value. This compares with a return of 9.32% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Yield curve positioning and a longer duration stance contributed to relative performance as interest rates generally declined over the reporting period.
    The fund's underweight exposure to China, Saudi Arabia and Qatar-issued bonds, and its overweight exposure to Uzbekistan-issued debt, also supported relative performance. The fund's underweight exposure to Romania and no exposure to Bahrain were also additive. Favorable bond selection within Oman and Egypt was another contributor to the fund's relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Having no exposure to defaulted credits, like Lebanon, and an underweight position in lower-rated segments of the asset class (e.g., El Salvador), detracted from relative returns. The fund's overweight country exposure to India also held back relative results. Corporate and sovereign security selection in Brazil and South Africa were additional factors that held back relative performance. The fund's exposure to US bonds, for which the benchmark has no exposure, also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	7.96%	1.72%	3.34%
A with initial sales charge (4.25%)	3.38%	0.84%	2.90%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.32%	1.31%	3.61%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 7.71%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	7,388,571,766	Average Effective Maturity (yrs):	9.6
Total Number of Holdings:	456	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	47,779,638
Portfolio Turnover Rate (%):	69
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Issuer country weightings
United States	8.5%
Mexico	5.5%
India	4.6%
Chile	3.8%
Romania	3.7%
Turkey	3.5%
Hungary	3.2%
Saudi Arabia	3.0%
United Arab Emirates	2.8%
Other Countries	61.4%
Composition including fixed income credit quality
AA	2.4%
A	11.0%
BBB	28.3%
BB	30.4%
B	11.5%
CCC	6.8%
C	0.3%
D	0.2%
U.S. Government	4.3%
Not Rated	0.7%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDA-ANN

MFS® Emerging Markets
Debt Fund
Class B-MEDBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$189	1.82%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class B shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 7.15%, at net asset value. This compares with a return of 9.32% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Yield curve positioning and a longer duration stance contributed to relative performance as interest rates generally declined over the reporting period.
    The fund's underweight exposure to China, Saudi Arabia and Qatar-issued bonds, and its overweight exposure to Uzbekistan-issued debt, also supported relative performance. The fund's underweight exposure to Romania and no exposure to Bahrain were also additive. Favorable bond selection within Oman and Egypt was another contributor to the fund's relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Having no exposure to defaulted credits, like Lebanon, and an underweight position in lower-rated segments of the asset class (e.g., El Salvador), detracted from relative returns. The fund's overweight country exposure to India also held back relative results. Corporate and sovereign security selection in Brazil and South Africa were additional factors that held back relative performance. The fund's exposure to US bonds, for which the benchmark has no exposure, also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.15%	0.97%	2.58%
B with CDSC (declining over six years from 4% to 0%)×	3.15%	0.65%	2.58%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.32%	1.31%	3.61%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 2.94%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	7,388,571,766	Average Effective Maturity (yrs):	9.6
Total Number of Holdings:	456	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	47,779,638
Portfolio Turnover Rate (%):	69
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Issuer country weightings
United States	8.5%
Mexico	5.5%
India	4.6%
Chile	3.8%
Romania	3.7%
Turkey	3.5%
Hungary	3.2%
Saudi Arabia	3.0%
United Arab Emirates	2.8%
Other Countries	61.4%
Composition including fixed income credit quality
AA	2.4%
A	11.0%
BBB	28.3%
BB	30.4%
B	11.5%
CCC	6.8%
C	0.3%
D	0.2%
U.S. Government	4.3%
Not Rated	0.7%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDB-ANN

MFS® Emerging Markets
Debt Fund
Class C-MEDCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$189	1.82%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class C shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 7.16%, at net asset value. This compares with a return of 9.32% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Yield curve positioning and a longer duration stance contributed to relative performance as interest rates generally declined over the reporting period.
    The fund's underweight exposure to China, Saudi Arabia and Qatar-issued bonds, and its overweight exposure to Uzbekistan-issued debt, also supported relative performance. The fund's underweight exposure to Romania and no exposure to Bahrain were also additive. Favorable bond selection within Oman and Egypt was another contributor to the fund's relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Having no exposure to defaulted credits, like Lebanon, and an underweight position in lower-rated segments of the asset class (e.g., El Salvador), detracted from relative returns. The fund's overweight country exposure to India also held back relative results. Corporate and sovereign security selection in Brazil and South Africa were additional factors that held back relative performance. The fund's exposure to US bonds, for which the benchmark has no exposure, also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.16%	0.97%	2.57%
C with CDSC (1% for 12 months)×	6.16%	0.97%	2.57%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.32%	1.31%	3.61%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 6.79%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	7,388,571,766	Average Effective Maturity (yrs):	9.6
Total Number of Holdings:	456	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	47,779,638
Portfolio Turnover Rate (%):	69
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Issuer country weightings
United States	8.5%
Mexico	5.5%
India	4.6%
Chile	3.8%
Romania	3.7%
Turkey	3.5%
Hungary	3.2%
Saudi Arabia	3.0%
United Arab Emirates	2.8%
Other Countries	61.4%
Composition including fixed income credit quality
AA	2.4%
A	11.0%
BBB	28.3%
BB	30.4%
B	11.5%
CCC	6.8%
C	0.3%
D	0.2%
U.S. Government	4.3%
Not Rated	0.7%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDC-ANN

MFS® Emerging Markets
Debt Fund
Class I-MEDIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$85	0.82%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class I shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 8.15%, at net asset value. This compares with a return of 9.32% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Yield curve positioning and a longer duration stance contributed to relative performance as interest rates generally declined over the reporting period.
    The fund's underweight exposure to China, Saudi Arabia and Qatar-issued bonds, and its overweight exposure to Uzbekistan-issued debt, also supported relative performance. The fund's underweight exposure to Romania and no exposure to Bahrain were also additive. Favorable bond selection within Oman and Egypt was another contributor to the fund's relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Having no exposure to defaulted credits, like Lebanon, and an underweight position in lower-rated segments of the asset class (e.g., El Salvador), detracted from relative returns. The fund's overweight country exposure to India also held back relative results. Corporate and sovereign security selection in Brazil and South Africa were additional factors that held back relative performance. The fund's exposure to US bonds, for which the benchmark has no exposure, also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.15%	1.98%	3.59%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.32%	1.31%	3.61%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 8.24%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	7,388,571,766	Average Effective Maturity (yrs):	9.6
Total Number of Holdings:	456	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	47,779,638
Portfolio Turnover Rate (%):	69
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Issuer country weightings
United States	8.5%
Mexico	5.5%
India	4.6%
Chile	3.8%
Romania	3.7%
Turkey	3.5%
Hungary	3.2%
Saudi Arabia	3.0%
United Arab Emirates	2.8%
Other Countries	61.4%
Composition including fixed income credit quality
AA	2.4%
A	11.0%
BBB	28.3%
BB	30.4%
B	11.5%
CCC	6.8%
C	0.3%
D	0.2%
U.S. Government	4.3%
Not Rated	0.7%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDI-ANN

MFS® Emerging Markets
Debt Fund
Class R1-MEDDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$189	1.82%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R1 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 7.24%, at net asset value. This compares with a return of 9.32% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Yield curve positioning and a longer duration stance contributed to relative performance as interest rates generally declined over the reporting period.
    The fund's underweight exposure to China, Saudi Arabia and Qatar-issued bonds, and its overweight exposure to Uzbekistan-issued debt, also supported relative performance. The fund's underweight exposure to Romania and no exposure to Bahrain were also additive. Favorable bond selection within Oman and Egypt was another contributor to the fund's relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Having no exposure to defaulted credits, like Lebanon, and an underweight position in lower-rated segments of the asset class (e.g., El Salvador), detracted from relative returns. The fund's overweight country exposure to India also held back relative results. Corporate and sovereign security selection in Brazil and South Africa were additional factors that held back relative performance. The fund's exposure to US bonds, for which the benchmark has no exposure, also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.24%	0.99%	2.58%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.32%	1.31%	3.61%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 7.25%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	7,388,571,766	Average Effective Maturity (yrs):	9.6
Total Number of Holdings:	456	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	47,779,638
Portfolio Turnover Rate (%):	69
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Issuer country weightings
United States	8.5%
Mexico	5.5%
India	4.6%
Chile	3.8%
Romania	3.7%
Turkey	3.5%
Hungary	3.2%
Saudi Arabia	3.0%
United Arab Emirates	2.8%
Other Countries	61.4%
Composition including fixed income credit quality
AA	2.4%
A	11.0%
BBB	28.3%
BB	30.4%
B	11.5%
CCC	6.8%
C	0.3%
D	0.2%
U.S. Government	4.3%
Not Rated	0.7%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDR1-ANN

MFS® Emerging Markets
Debt Fund
Class R2-MEDEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$137	1.32%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R2 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 7.69%, at net asset value. This compares with a return of 9.32% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Yield curve positioning and a longer duration stance contributed to relative performance as interest rates generally declined over the reporting period.
    The fund's underweight exposure to China, Saudi Arabia and Qatar-issued bonds, and its overweight exposure to Uzbekistan-issued debt, also supported relative performance. The fund's underweight exposure to Romania and no exposure to Bahrain were also additive. Favorable bond selection within Oman and Egypt was another contributor to the fund's relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Having no exposure to defaulted credits, like Lebanon, and an underweight position in lower-rated segments of the asset class (e.g., El Salvador), detracted from relative returns. The fund's overweight country exposure to India also held back relative results. Corporate and sovereign security selection in Brazil and South Africa were additional factors that held back relative performance. The fund's exposure to US bonds, for which the benchmark has no exposure, also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.69%	1.48%	3.08%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.32%	1.31%	3.61%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	7,388,571,766	Average Effective Maturity (yrs):	9.6
Total Number of Holdings:	456	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	47,779,638
Portfolio Turnover Rate (%):	69
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Issuer country weightings
United States	8.5%
Mexico	5.5%
India	4.6%
Chile	3.8%
Romania	3.7%
Turkey	3.5%
Hungary	3.2%
Saudi Arabia	3.0%
United Arab Emirates	2.8%
Other Countries	61.4%
Composition including fixed income credit quality
AA	2.4%
A	11.0%
BBB	28.3%
BB	30.4%
B	11.5%
CCC	6.8%
C	0.3%
D	0.2%
U.S. Government	4.3%
Not Rated	0.7%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDR2-ANN

MFS® Emerging Markets
Debt Fund
Class R3-MEDFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$111	1.07%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R3 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 7.96%, at net asset value. This compares with a return of 9.32% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Yield curve positioning and a longer duration stance contributed to relative performance as interest rates generally declined over the reporting period.
    The fund's underweight exposure to China, Saudi Arabia and Qatar-issued bonds, and its overweight exposure to Uzbekistan-issued debt, also supported relative performance. The fund's underweight exposure to Romania and no exposure to Bahrain were also additive. Favorable bond selection within Oman and Egypt was another contributor to the fund's relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Having no exposure to defaulted credits, like Lebanon, and an underweight position in lower-rated segments of the asset class (e.g., El Salvador), detracted from relative returns. The fund's overweight country exposure to India also held back relative results. Corporate and sovereign security selection in Brazil and South Africa were additional factors that held back relative performance. The fund's exposure to US bonds, for which the benchmark has no exposure, also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	7.96%	1.73%	3.34%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.32%	1.31%	3.61%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 7.97%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	7,388,571,766	Average Effective Maturity (yrs):	9.6
Total Number of Holdings:	456	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	47,779,638
Portfolio Turnover Rate (%):	69
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Issuer country weightings
United States	8.5%
Mexico	5.5%
India	4.6%
Chile	3.8%
Romania	3.7%
Turkey	3.5%
Hungary	3.2%
Saudi Arabia	3.0%
United Arab Emirates	2.8%
Other Countries	61.4%
Composition including fixed income credit quality
AA	2.4%
A	11.0%
BBB	28.3%
BB	30.4%
B	11.5%
CCC	6.8%
C	0.3%
D	0.2%
U.S. Government	4.3%
Not Rated	0.7%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDR3-ANN

MFS® Emerging Markets
Debt Fund
Class R4-MEDGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$85	0.82%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R4 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 8.23%, at net asset value. This compares with a return of 9.32% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Yield curve positioning and a longer duration stance contributed to relative performance as interest rates generally declined over the reporting period.
    The fund's underweight exposure to China, Saudi Arabia and Qatar-issued bonds, and its overweight exposure to Uzbekistan-issued debt, also supported relative performance. The fund's underweight exposure to Romania and no exposure to Bahrain were also additive. Favorable bond selection within Oman and Egypt was another contributor to the fund's relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Having no exposure to defaulted credits, like Lebanon, and an underweight position in lower-rated segments of the asset class (e.g., El Salvador), detracted from relative returns. The fund's overweight country exposure to India also held back relative results. Corporate and sovereign security selection in Brazil and South Africa were additional factors that held back relative performance. The fund's exposure to US bonds, for which the benchmark has no exposure, also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.23%	1.99%	3.60%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.32%	1.31%	3.61%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	7,388,571,766	Average Effective Maturity (yrs):	9.6
Total Number of Holdings:	456	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	47,779,638
Portfolio Turnover Rate (%):	69
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Issuer country weightings
United States	8.5%
Mexico	5.5%
India	4.6%
Chile	3.8%
Romania	3.7%
Turkey	3.5%
Hungary	3.2%
Saudi Arabia	3.0%
United Arab Emirates	2.8%
Other Countries	61.4%
Composition including fixed income credit quality
AA	2.4%
A	11.0%
BBB	28.3%
BB	30.4%
B	11.5%
CCC	6.8%
C	0.3%
D	0.2%
U.S. Government	4.3%
Not Rated	0.7%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDR4-ANN

MFS® Emerging Markets
Debt Fund
Class R6-MEDHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$74	0.71%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2025, Class R6 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 8.35%, at net asset value. This compares with a return of 9.32% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law while in Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period amid a volatile US policymaking environment as the Trump administration spent much of the April-July period finetuning its tariff strategy. Negotiations with China made progress with both sides easing export restrictions on strategic goods that cannot yet be produced domestically.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve stayed on the sidelines, awaiting greater clarity on the impact of tariffs.
  In fixed income markets, global bond yields initially declined but later rose to levels similar to the start of the reporting year. Credit spreads generally narrowed and stayed near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the US election and trade war.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Yield curve positioning and a longer duration stance contributed to relative performance as interest rates generally declined over the reporting period.
    The fund's underweight exposure to China, Saudi Arabia and Qatar-issued bonds, and its overweight exposure to Uzbekistan-issued debt, also supported relative performance. The fund's underweight exposure to Romania and no exposure to Bahrain were also additive. Favorable bond selection within Oman and Egypt was another contributor to the fund's relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Having no exposure to defaulted credits, like Lebanon, and an underweight position in lower-rated segments of the asset class (e.g., El Salvador), detracted from relative returns. The fund's overweight country exposure to India also held back relative results. Corporate and sovereign security selection in Brazil and South Africa were additional factors that held back relative performance. The fund's exposure to US bonds, for which the benchmark has no exposure, also detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	8.35%	2.09%	3.70%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.32%	1.31%	3.61%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	7,388,571,766	Average Effective Maturity (yrs):	9.6
Total Number of Holdings:	456	Average Effective Duration (yrs):	6.2
Total Management Fee ($)#:	47,779,638
Portfolio Turnover Rate (%):	69
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	95.9%
Money Market Funds	4.1%
Issuer country weightings
United States	8.5%
Mexico	5.5%
India	4.6%
Chile	3.8%
Romania	3.7%
Turkey	3.5%
Hungary	3.2%
Saudi Arabia	3.0%
United Arab Emirates	2.8%
Other Countries	61.4%
Composition including fixed income credit quality
AA	2.4%
A	11.0%
BBB	28.3%
BB	30.4%
B	11.5%
CCC	6.8%
C	0.3%
D	0.2%
U.S. Government	4.3%
Not Rated	0.7%
Money Market Funds	4.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, Clarence Otis, Jr., and Darrell A. Williams, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Otis, and Williams are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountants to each series of the Registrant. The tables below set forth the audit fees billed to the series of the Registrant with a fiscal year end of July 31st (the "Fund") as well as fees for non-audit services provided to the Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended July 31, 2025 and 2024, audit fees billed to the Fund by E&Y were as follows:

Fees billed by E&Y:		Audit Fees
	2025	2024
MFS Emerging Markets Debt Fund	80,994	75,557

For the fiscal years ended July 31, 2025 and 2024, fees billed by E&Y for audit-related, tax and other services provided to the Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS Emerging Markets	0	0	259	267	0	0
Debt Fund

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS and MFS Related
Entities of MFS Emerging	0	0	0	0	78,600	3,600
Markets Debt Fund*

Fees billed by E&Y:			Aggregate Fees for Non-audit Services
			2025		2024
To MFS Emerging Markets Debt Fund, MFS			412,910		229,807
and MFS Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Emerging Markets Debt Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Emerging Markets Debt Fund
Portfolio of Investments − 7/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer		Shares/Par	Value ($)
Bonds – 95.7%
Albania – 0.5%
Republic of Albania, 5.9%, 6/09/2028	EUR	13,773,000	$16,685,586
Republic of Albania, 4.75%, 2/14/2035 (n)		18,655,000	21,407,665
			$38,093,251
Angola – 1.2%
Republic of Angola, 8.75%, 4/14/2032 (n)		$23,482,000	$21,343,506
Republic of Angola, 8.75%, 4/14/2032		500,000	454,465
Republic of Angola, 9.375%, 5/08/2048		15,746,000	12,746,057
Republic of Angola, 9.125%, 11/26/2049		67,282,000	53,221,163
			$87,765,191
Argentina – 2.5%
Republic of Argentina, 4.125%, 7/09/2035		$76,528,000	$50,508,480
Republic of Argentina, 5%, 1/09/2038		93,016,000	65,343,740
Republic of Argentina, 3.5%, 7/09/2041		116,945,000	71,161,033
			$187,013,253
Azerbaijan – 0.3%
Republic of Azerbaijan, 3.5%, 9/01/2032		$23,853,000	$21,700,946
Bahamas – 0.3%
Commonwealth of Bahamas, 8.25%, 6/24/2036 (n)		$22,212,000	$22,556,286
Barbados – 0.2%
Republic of Barbados, 8%, 6/26/2035 (n)		$17,471,000	$17,420,858
Benin – 0.4%
Republic of Benin, 7.96%, 2/13/2038 (n)		$15,301,000	$14,817,631
Republic of Benin, 7.96%, 2/13/2038		1,600,000	1,549,455
Republic of Benin, 8.375%, 1/23/2041		600,000	591,211
Republic of Benin, 8.375%, 1/23/2041 (n)		10,873,000	10,713,724
			$27,672,021
Bermuda – 0.8%
Government of Bermuda, 2.375%, 8/20/2030 (n)		$16,826,000	$14,955,958
Government of Bermuda, 2.375%, 8/20/2030		10,733,000	9,540,135
Government of Bermuda, 5%, 7/15/2032 (n)		15,892,000	15,744,681
Government of Bermuda, 5%, 7/15/2032		2,100,000	2,080,533
Government of Bermuda, 3.375%, 8/20/2050 (n)		15,484,000	10,336,654
Government of Bermuda, 3.375%, 8/20/2050		4,300,000	2,870,551
			$55,528,512
Brazil – 2.3%
Ambipar Lux S.à r.l., 10.875%, 2/05/2033 (n)		$11,424,000	$10,265,675
Arcos Dorados B.V., 6.375%, 1/29/2032 (n)		7,255,000	7,472,650
Federative Republic of Brazil, 10%, 1/01/2029	BRL	128,698,000	20,869,857
Federative Republic of Brazil, 10%, 1/01/2031		178,255,000	27,437,758
Federative Republic of Brazil, 6.625%, 3/15/2035		$16,644,000	16,718,277
EMDFS-ANN

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brazil – continued
Federative Republic of Brazil, 7.125%, 5/13/2054		$6,580,000	$6,316,799
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		10,489,489	8,545,787
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031		9,503,392	7,742,413
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (n)		16,184,000	15,916,964
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		26,478,689	26,223,311
Yinson Bergenia Production B.V., 8.498%, 1/31/2045 (n)		19,353,000	19,971,182
			$167,480,673
Bulgaria – 1.3%
Bulgarian Energy Holdings, 2.45%, 7/22/2028	EUR	23,817,000	$26,279,356
Bulgarian Energy Holdings EAD, 4.25%, 6/19/2030		15,596,000	17,702,687
Republic of Bulgaria, 3.375%, 7/18/2035		12,531,000	14,123,611
Republic of Bulgaria, 5%, 3/05/2037		$25,616,000	24,964,596
Republic of Bulgaria, 4.125%, 7/18/2045	EUR	12,531,000	14,017,393
			$97,087,643
Canada – 0.1%
Capstone Copper Corp., 6.75%, 3/31/2033 (n)		$10,700,000	$10,904,884
Chile – 3.8%
AES Andes S.A., 6.25%, 3/14/2032 (n)		$10,688,000	$10,865,592
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)		9,776,000	10,235,785
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)		12,185,574	9,175,347
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051		16,474,682	12,404,908
Chile Electricity Lux MPC II S.à r.l., 6.01%, 1/20/2033 (n)		9,388,550	9,736,302
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		14,008,624	14,148,710
Chile Electricity Lux MPC S.à r.l., 6.01%, 1/20/2033		7,390,910	7,664,669
Chile Electricity Lux MPC S.à r.l., 5.672%, 10/20/2035 (n)		16,968,000	17,269,182
Chile Electricity PEC S.p.A., 0%, 1/25/2028		7,427,735	6,554,977
Codelco, Inc. (Republic of Chile), 5.95%, 1/08/2034 (n)		26,903,000	27,487,597
Codelco, Inc. (Republic of Chile), 5.95%, 1/08/2034		1,900,000	1,941,287
Codelco, Inc. (Republic of Chile), 6.33%, 1/13/2035 (n)		16,439,000	17,037,215
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032 (n)		10,096,000	8,878,724
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032		3,096,000	2,722,715
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		16,094,000	16,219,742
Empresa Nacional del Petroleo (Republic of Chile), 6.15%, 5/10/2033 (n)		14,277,000	14,718,987
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		18,987,000	19,380,031
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		8,185,000	8,586,270
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		12,882,000	11,969,926
ENGIE Energía Chile S.A., 3.4%, 1/28/2030		2,551,000	2,370,384
Republic of Chile, 2.55%, 7/27/2033		17,826,000	14,991,666
Republic of Chile, 5.65%, 1/13/2037		33,857,000	34,904,874
			$279,264,890
China – 0.8%
CFMAC II Co. Ltd. (People's Republic of China), 4.5%, 5/29/2029		$6,111,000	$5,962,014
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 4.25%, 11/07/2027		20,007,000	19,682,086
Huarong Finance II Co. Ltd. (People’s Republic of China), 4.625%, 6/03/2026		7,424,000	7,407,742
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)		14,047,000	14,437,900
Prosus N.V., 3.061%, 7/13/2031 (n)		16,680,000	14,854,760
			$62,344,502

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Colombia – 1.5%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)		$7,710,000	$7,700,755
Republic of Colombia, 7.375%, 4/25/2030		14,077,000	14,745,657
Republic of Colombia, 3.125%, 4/15/2031		18,378,000	15,451,487
Republic of Colombia, 3.25%, 4/22/2032		14,819,000	12,025,619
Republic of Colombia, 8%, 11/14/2035		16,791,000	17,210,775
Republic of Colombia, 7.75%, 11/07/2036		16,437,000	16,387,689
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		20,073,000	18,833,595
Termocandelaria Power S.A., 7.75%, 9/17/2031 (n)		10,459,000	10,769,946
			$113,125,523
Costa Rica – 1.4%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031 (n)		$9,385,000	$9,995,025
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031		1,200,000	1,278,000
Republic of Costa Rica, 6.55%, 4/03/2034 (n)		11,734,000	12,257,454
Republic of Costa Rica, 6.55%, 4/03/2034		5,563,000	5,811,165
Republic of Costa Rica, 7%, 4/04/2044		7,521,000	7,652,618
Republic of Costa Rica, 7.158%, 3/12/2045		6,907,000	7,146,535
Republic of Costa Rica, 7.3%, 11/13/2054 (n)		44,671,000	46,402,001
Republic of Costa Rica, 7.3%, 11/13/2054		15,259,000	15,850,286
			$106,393,084
Cote d'Ivoire – 1.0%
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		$17,377,000	$17,366,711
Republic of Cote d'Ivoire, 8.075%, 4/01/2036 (n)		18,322,000	18,045,183
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		28,863,000	28,525,839
Republic of Cote d'Ivoire, 8.25%, 1/30/2037		10,823,000	10,696,572
			$74,634,305
Croatia – 0.2%
Republic of Croatia, 3.25%, 2/11/2037	EUR	14,313,000	$16,054,885
Czech Republic – 2.1%
CEZ A.S. (Czech Republic), 2.375%, 4/06/2027	EUR	6,995,000	$7,960,426
CEZ A.S. (Czech Republic), 4.125%, 9/05/2031		6,691,000	7,904,975
CEZ A.S. (Czech Republic), 4.25%, 6/11/2032		13,195,000	15,496,625
CEZ A.S. (Czech Republic), 4.125%, 4/30/2033		9,274,000	10,815,597
Czech Republic, 2.75%, 7/23/2029	CZK	623,200,000	27,811,206
Czech Republic, 3.75%, 7/28/2030	EUR	8,699,000	10,146,409
Czech Republic, 5%, 9/30/2030	CZK	208,590,000	10,140,714
Czech Republic, 2%, 10/13/2033		258,450,000	10,152,211
Czechoslovak Group A.S., 6.5%, 1/10/2031 (n)		$15,068,000	15,257,865
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	4,891,000	5,385,980
EP Infrastructure A.S., 1.816%, 3/02/2031		9,884,000	10,140,016
EPH Financing International A.S., 6.651%, 11/13/2028		12,475,000	15,565,213
EPH Financing International A.S., 5.875%, 11/30/2029		6,458,000	7,960,396
			$154,737,633
Dominican Republic – 2.8%
Aeropuertos Dominicanos Siglo XXI S.A., 7%, 6/30/2034 (n)		$13,976,000	$14,421,834
Dominican Republic, 5.5%, 2/22/2029 (n)		11,357,000	11,336,557
Dominican Republic, 4.5%, 1/30/2030 (n)		7,378,000	7,030,496
Dominican Republic, 4.5%, 1/30/2030		1,000,000	952,900
Dominican Republic, 7.05%, 2/03/2031 (n)		24,234,000	25,490,533

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Dominican Republic – continued
Dominican Republic, 7.05%, 2/03/2031		$4,634,000	$4,874,273
Dominican Republic, 4.875%, 9/23/2032 (n)		27,009,000	24,964,419
Dominican Republic, 4.875%, 9/23/2032		58,882,000	54,424,633
Dominican Republic, 6%, 2/22/2033		10,861,000	10,775,741
Dominican Republic, 6.6%, 6/01/2036 (n)		20,389,000	20,684,641
Dominican Republic, 6.6%, 6/01/2036		900,000	913,050
Dominican Republic, 6.95%, 3/15/2037 (n)		16,780,000	17,191,110
Dominican Republic, 6.95%, 3/15/2037		700,000	717,150
Dominican Republic, 5.3%, 1/21/2041		13,200,000	11,437,800
			$205,215,137
Ecuador – 1.3%
Republic of Ecuador, 5.5%, 7/31/2035		$74,546,772	$55,649,165
Republic of Ecuador, 5%, 7/31/2040		58,533,000	36,612,392
			$92,261,557
Egypt – 1.8%
Arab Republic of Egypt, 0%, 8/26/2025	EGP	1,061,075,000	$21,402,660
Arab Republic of Egypt, 0%, 9/09/2025		828,800,000	16,532,870
Arab Republic of Egypt, 5.875%, 2/16/2031		$37,194,000	32,846,975
Arab Republic of Egypt, 8.5%, 1/31/2047		52,277,000	42,457,528
Arab Republic of Egypt, 7.903%, 2/21/2048		4,713,000	3,643,604
Arab Republic of Egypt, 8.7%, 3/01/2049		9,051,000	7,438,450
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		14,083,000	10,265,980
			$134,588,067
El Salvador – 0.3%
Republic of El Salvador, 8.625%, 2/28/2029		$2,527,000	$2,620,499
Republic of El Salvador, 8.65%, 1/24/2033 (n)		14,596,000	14,727,364
Republic of El Salvador, 7.65%, 6/15/2035		1,697,000	1,624,029
Republic of El Salvador, 9.65%, 11/21/2054 (n)		5,955,000	6,133,650
			$25,105,542
Ghana – 1.1%
Kosmos Energy Ltd., 7.5%, 3/01/2028		$7,585,000	$6,511,989
Kosmos Energy Ltd., 8.75%, 10/01/2031		7,460,000	5,750,311
Republic of Ghana, 5%, 7/03/2029 (n)		13,296,272	12,635,557
Republic of Ghana, 5%, 7/03/2035 (n)		67,177,203	53,936,815
			$78,834,672
Guatemala – 2.4%
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$12,764,000	$12,400,322
Central American Bottling Corp., 5.25%, 4/27/2029		12,508,000	12,151,616
Energuate Trust, 5.875%, 5/03/2027		15,360,000	15,276,288
Republic of Guatemala, 6.05%, 8/06/2031 (n)		24,382,000	24,849,891
Republic of Guatemala, 6.05%, 8/06/2031 (n)		900,000	917,271
Republic of Guatemala, 3.7%, 10/07/2033		26,218,000	22,319,383
Republic of Guatemala, 6.6%, 6/13/2036		16,448,000	16,843,903
Republic of Guatemala, 6.25%, 8/15/2036 (n)		24,786,000	24,911,417
Republic of Guatemala, 6.55%, 2/06/2037 (n)		24,332,000	24,759,757
Republic of Guatemala, 6.55%, 2/06/2037		6,483,000	6,596,971
Republic of Guatemala, 6.875%, 8/15/2055 (n)		16,898,000	16,767,209
			$177,794,028

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Honduras – 0.1%
Government of Honduras, 8.625%, 11/27/2034		$6,972,000	$7,278,768
Hungary – 3.2%
Hungarian Development Bank PLC, 6.5%, 6/29/2028		$12,181,000	$12,626,103
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		14,288,000	14,626,442
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 0.875%, 11/18/2027	EUR	17,900,000	19,375,251
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 6.5%, 3/13/2031		$17,644,000	18,253,985
OTP Bank Nyrt., 7.3% to 7/30/2030, FLR (CMT - 5yr. + 2.861%) to 7/30/2035		13,701,000	14,248,119
Republic of Hungary, 6.125%, 5/22/2028 (n)		6,025,000	6,224,959
Republic of Hungary, 6.125%, 5/22/2028		1,000,000	1,033,188
Republic of Hungary, 5.25%, 6/16/2029 (n)		12,477,000	12,600,788
Republic of Hungary, 5.25%, 6/16/2029		500,000	504,961
Republic of Hungary, 4.375%, 6/27/2030	EUR	12,152,000	14,207,732
Republic of Hungary, 5.375%, 9/26/2030 (n)		$16,896,000	17,107,704
Republic of Hungary, 6.25%, 9/22/2032 (n)		6,828,000	7,153,387
Republic of Hungary, 5.5%, 6/16/2034 (n)		28,898,000	28,560,329
Republic of Hungary, 5.5%, 6/16/2034		4,600,000	4,546,249
Republic of Hungary, 6%, 9/26/2035 (n)		11,625,000	11,705,777
Republic of Hungary, 5.5%, 3/26/2036 (n)		22,486,000	21,753,515
Republic of Hungary, 5.5%, 3/26/2036		9,120,000	8,822,915
Republic of Hungary, 6.75%, 9/25/2052 (n)		5,061,000	5,204,261
Republic of Hungary, 6.75%, 9/23/2055 (n)		16,896,000	17,084,933
			$235,640,598
India – 4.5%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030		$16,610,000	$15,254,029
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031		8,000,000	7,031,965
Adani Ports & Special Economic Zone Ltd., 4.375%, 7/03/2029		10,387,000	9,872,451
Adani Transmission Ltd., 4%, 8/03/2026		6,220,000	6,143,996
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)		10,600,835	9,152,025
Adani Transmission Ltd., 4.25%, 5/21/2036		12,230,610	10,559,060
Biocon Biologics Global PLC, 6.67%, 10/09/2029 (n)		18,277,000	17,208,887
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		28,790,000	25,337,432
Export-Import Bank of India, 2.25%, 1/13/2031		5,240,000	4,611,606
Export-Import Bank of India, 5.5%, 1/18/2033 (n)		18,604,000	19,230,565
Export-Import Bank of India, 5.5%, 1/13/2035 (n)		21,708,000	22,272,278
IIFL Finance Ltd., 8.75%, 7/24/2028 (n)		6,973,000	7,083,531
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		19,986,000	18,012,461
Indian Railway Finance Corp., 2.8%, 2/10/2031		8,699,000	7,840,008
IRB Infrastructure Developers Ltd., 7.11%, 3/11/2032 (n)		17,616,000	17,745,622
JSW Hydro Energy Ltd., 4.125%, 5/18/2031		11,749,790	10,845,383
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		24,564,000	25,135,687
Muthoot Finance Ltd., 7.125%, 2/14/2028		800,000	818,619
Muthoot Finance Ltd., 6.375%, 4/23/2029 (n)		8,637,000	8,643,730
REC Ltd. (Republic of India), 4.75%, 9/27/2029 (n)		19,337,000	19,332,243
ReNew Power, 4.5%, 7/14/2028		11,247,000	10,650,469
Republic of India, 7.18%, 8/14/2033	INR	2,618,860,000	31,163,085
Republic of India, 7.1%, 4/08/2034		1,764,470,000	20,910,813
Varanasi Aurangabad NH-2 Tollway Private Ltd., 5.9%, 2/28/2034 (n)		$10,789,000	11,090,004
			$335,945,949

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Indonesia – 2.3%
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		$15,269,000	$14,119,540
PT Pertamina Hulu Energi (Republic of Indonesia), 5.25%, 5/21/2030 (n)		20,274,000	20,536,751
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049 (n)		6,353,000	5,257,842
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049		2,800,000	2,317,324
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031 (n)		13,568,464	13,704,159
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031		691,110	698,158
Republic of Indonesia, 6.5%, 7/15/2030	IDR	558,863,000,000	34,438,595
Republic of Indonesia, 3.55%, 3/31/2032		$11,722,000	10,901,099
Republic of Indonesia, 4.65%, 9/20/2032		8,670,000	8,584,301
Republic of Indonesia, 4.85%, 1/11/2033		19,004,000	18,987,928
Republic of Indonesia, 6.75%, 7/15/2035	IDR	355,483,000,000	21,871,440
Republic of Indonesia, 6.5%, 4/15/2036		64,837,000,000	3,918,984
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		$8,283,134	8,481,464
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		6,953,836	7,120,337
			$170,937,922
Jamaica – 0.4%
Kingston Airport Revenue Finance, 6.75%, 12/15/2036 (n)		$9,725,000	$9,769,249
Montego Bay Airport Revenue Finance Ltd., 6.6%, 6/15/2035 (n)		18,292,000	18,285,963
			$28,055,212
Kazakhstan – 2.1%
Baiterek National Managing Holding JSC (Republic of Kazakhstan), 5.45%, 5/08/2028 (n)		$15,026,000	$15,152,065
Baiterek National Managing Holding JSC (Republic of Kazakhstan), 5.45%, 5/08/2028		500,000	504,195
Development Bank of Kazakhstan JSC, 5.5%, 4/15/2027 (n)		18,101,000	18,322,016
Development Bank of Kazakhstan JSC, 5.5%, 4/15/2027		1,300,000	1,315,873
Development Bank of Kazakhstan JSC, 5.625%, 4/07/2030 (n)		13,915,000	14,175,695
Development Bank of Kazakhstan JSC, 2.95%, 5/06/2031		4,329,000	3,789,848
ForteBank JSC, 7.75%, 2/04/2030 (n)		6,995,000	7,113,537
JSC Kaspi, 6.25%, 3/26/2030 (n)		25,039,000	25,503,537
KazMunayGas National Co. JSC (Republic of Kazakhstan), 5.75%, 4/19/2047		8,441,000	7,404,476
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027		7,127,000	7,012,953
Republic of Kazakhstan, 5%, 7/01/2032 (n)		24,442,000	24,520,203
Republic of Kazakhstan, 5.5%, 7/01/2037 (n)		17,688,000	17,708,084
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		16,205,000	14,687,397
			$157,209,879
Kuwait – 0.6%
Boubyan Sukuk Ltd., 4.973%, 6/04/2030		$14,454,000	$14,628,529
KFH Sukuk Co. (State of Kuwait), 5.376%, 1/14/2030		4,290,000	4,408,508
NBK SPC Ltd. (State of Kuwait), 1.625% to 9/15/2026, FLR (SOFR - 1 day + 1.05%) to 9/15/2027 (n)		12,571,000	12,137,992
NBK SPC Ltd. (State of Kuwait), 5.5% to 6/06/2029, FLR (SOFR - 1 day + 1.16%) to 6/06/2030 (n)		13,454,000	13,845,215
			$45,020,244
Luxembourg – 0.5%
Maxam Prill S.à r.l., 7.75%, 7/15/2030 (n)		$17,931,000	$17,531,659
PLT VII Finance S.à r.l., 6%, 6/15/2031 (n)	EUR	16,287,000	19,378,954
			$36,910,613
Macau – 0.3%
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		$11,237,000	$11,113,892
Wynn Macau Ltd., 5.125%, 12/15/2029		7,534,000	7,248,989
			$18,362,881

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Malaysia – 1.3%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		$14,829,000	$13,450,200
PETRONAS Capital Ltd. (Federation of Malaysia), 4.95%, 1/03/2031 (n)		31,939,000	32,457,220
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		35,044,000	35,579,194
PETRONAS Capital Ltd. (Federation of Malaysia), 5.848%, 4/03/2055 (n)		14,235,000	14,349,264
			$95,835,878
Mexico – 5.5%
Banco Nacional de Comercio Exterior, S.N.C. (United Mexican States), 5.875%, 5/07/2030 (n)		$17,542,000	$17,848,985
Banco Santander Mexico S.A., 5.621%, 12/10/2029 (n)		5,162,000	5,296,212
BBVA Bancomer S.A. (Texas), 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)		12,140,000	12,942,121
BBVA Bancomer S.A. (Texas), 8.45%, 6/29/2038		1,300,000	1,385,894
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		7,287,000	7,614,410
BBVA Mexico S.A., 7.625%, 2/11/2035 (n)		11,107,000	11,410,714
Coca-Cola Femsa S.A.B. de C.V., 5.1%, 5/06/2035		2,424,000	2,409,044
Eagle Funding LuxCo. S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		36,901,000	37,067,054
Gruma S.A.B. de C.V., 5.39%, 12/09/2034 (n)		16,846,000	16,972,345
Petroleos Mexicanos, 6.49%, 1/23/2027		11,215,000	11,235,366
Petroleos Mexicanos, 8.75%, 6/02/2029		8,065,000	8,499,357
Petroleos Mexicanos, 6.84%, 1/23/2030		8,538,000	8,401,893
Petroleos Mexicanos, 5.95%, 1/28/2031		39,812,000	36,953,383
Petroleos Mexicanos, 6.7%, 2/16/2032		38,285,000	36,493,201
Petroleos Mexicanos, 6.75%, 9/21/2047		23,460,000	18,172,670
Petroleos Mexicanos, 6.35%, 2/12/2048		20,291,000	15,565,094
Petroleos Mexicanos, 7.69%, 1/23/2050		44,150,000	37,428,764
Saavi Energia S.à r.l., 8.875%, 2/10/2035 (n)		20,379,000	21,210,463
United Mexican States, 5.85%, 7/02/2032		11,023,000	11,089,138
United Mexican States, 6.875%, 5/13/2037		18,260,000	18,844,320
United Mexican States, 6.625%, 1/29/2038		17,004,000	17,089,020
United Mexican States, 6.338%, 5/04/2053		27,309,000	24,946,772
United Mexican States, 6.4%, 5/07/2054		14,063,000	12,888,740
United Mexican States, 7.375%, 5/13/2055		16,198,000	16,683,940
			$408,448,900
Montenegro – 0.3%
Republic of Montenegro, 7.25%, 3/12/2031		$6,904,000	$7,170,068
Republic of Montenegro, 4.875%, 4/01/2032 (n)	EUR	13,310,000	15,009,067
Republic of Montenegro, 4.875%, 4/01/2032		600,000	676,592
			$22,855,727
Morocco – 1.2%
Kingdom of Morocco, 6.5%, 9/08/2033 (n)		$10,173,000	$10,772,250
Kingdom of Morocco, 4.75%, 4/02/2035 (n)	EUR	18,540,000	21,295,087
OCP S.A. (Kingdom of Morocco), 6.1%, 4/30/2030 (n)		$13,660,000	13,895,117
OCP S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		6,957,000	7,235,777
OCP S.A. (Kingdom of Morocco), 6.7%, 3/01/2036 (n)		17,264,000	17,470,489
OCP S.A. (Kingdom of Morocco), 7.5%, 5/02/2054 (n)		10,787,000	10,900,479
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051		9,590,000	7,363,087
			$88,932,286
Nigeria – 1.5%
Federal Republic of Nigeria, 0%, 1/06/2026	NGN	43,939,721,000	$25,775,006
Federal Republic of Nigeria, 9.625%, 6/09/2031 (n)		$4,945,000	5,278,028
Federal Republic of Nigeria, 7.875%, 2/16/2032		7,487,000	7,276,277

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Nigeria – continued
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)		$3,825,000	$3,522,419
Federal Republic of Nigeria, 7.375%, 9/28/2033		39,249,000	36,144,164
Federal Republic of Nigeria, 7.696%, 2/23/2038		33,749,000	29,903,479
			$107,899,373
Oman – 2.0%
Sultanate of Oman, 6.5%, 3/08/2047		$31,482,000	$33,056,866
Sultanate of Oman, 6.75%, 1/17/2048		62,025,000	66,469,211
Sultanate of Oman, 7%, 1/25/2051		46,181,000	51,154,173
			$150,680,250
Pakistan – 0.4%
Islamic Republic of Pakistan, 6.875%, 12/05/2027		$18,864,000	$18,496,172
Islamic Republic of Pakistan, 7.375%, 4/08/2031		8,530,000	7,987,484
			$26,483,656
Panama – 1.2%
Republic of Panama, 2.252%, 9/29/2032		$22,120,000	$16,934,187
Republic of Panama, 3.298%, 1/19/2033		13,209,000	10,864,403
Republic of Panama, 6.4%, 2/14/2035		10,973,000	10,794,689
Republic of Panama, 6.875%, 1/31/2036		10,744,000	10,721,760
Republic of Panama, 8%, 3/01/2038		16,131,000	17,461,807
Republic of Panama, 3.87%, 7/23/2060		16,751,000	9,746,067
Republic of Panama, 4.5%, 1/19/2063		18,446,000	12,105,187
			$88,628,100
Paraguay – 1.7%
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)		$6,079,000	$6,005,225
Republic of Paraguay, 3.849%, 6/28/2033		13,643,000	12,353,737
Republic of Paraguay, 5.6%, 3/13/2048		33,911,000	30,485,989
Republic of Paraguay, 5.4%, 3/30/2050		68,984,000	60,016,080
Republic of Paraguay, 6.65%, 3/04/2055 (n)		14,418,000	14,560,738
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027		5,330,000	5,345,990
			$128,767,759
Peru – 2.5%
Banco De Credito del Peru, 6.45%, 7/30/2035 (n)		$19,476,000	$20,040,804
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029 (n)		20,118,000	20,657,967
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029		700,000	718,788
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		14,108,000	14,261,777
Kallpa Generacion S.A., 5.875%, 1/30/2032 (n)		10,311,000	10,562,588
Republic of Peru, 6.15%, 8/12/2032	PEN	49,355,000	14,276,806
Republic of Peru, 5.375%, 2/08/2035		$16,084,000	16,012,748
Republic of Peru, 6.85%, 8/12/2035	PEN	52,904,000	15,118,103
Republic of Peru, 6.9%, 8/12/2037		75,256,000	21,203,522
Republic of Peru, 5.875%, 8/08/2054		$19,636,000	18,899,061
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		25,055,000	23,720,070
San Miguel Industrias PET S.A., 3.75%, 8/02/2028		700,000	662,704
Scotiabank Peru S.A., 6.1%, 10/01/2035 (n)		11,259,000	11,466,166
			$187,601,104

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Philippines – 0.7%
Republic of Philippines, 6.375%, 7/27/2030	PHP	1,196,980,000	$20,882,625
Republic of Philippines, 8%, 7/19/2031		546,315,000	10,258,529
Republic of Philippines, 3.556%, 9/29/2032		$7,354,000	6,816,337
Republic of Philippines, 5.609%, 4/13/2033		8,598,000	8,964,691
Republic of Philippines, 5%, 7/17/2033		5,959,000	5,992,492
			$52,914,674
Poland – 2.6%
Bank Gospodarstwa Krajowego (Republic of Poland), 3.25%, 3/18/2030	EUR	17,139,000	$19,809,140
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		$9,601,000	9,711,658
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		14,258,000	14,762,728
Bank Gospodarstwa Krajowego (Republic of Poland), 3.875%, 3/13/2035	EUR	6,757,000	7,754,298
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 7/09/2054 (n)		$10,585,000	10,617,041
Bank Hospodarates Krajowego (Republic of Poland), 4.25%, 3/18/2037	EUR	21,753,000	25,053,630
Orlen S.A., 6%, 1/30/2035 (n)		$10,263,000	10,543,017
Republic of Poland, 4.875%, 2/12/2030		17,522,000	17,906,864
Republic of Poland, 5.125%, 9/18/2034		12,287,000	12,342,568
Republic of Poland, 5%, 10/25/2034	PLN	80,230,000	20,836,321
Republic of Poland, 3.625%, 1/16/2035	EUR	6,012,000	6,953,258
Republic of Poland, 5.375%, 2/12/2035		$27,991,000	28,536,031
Republic of Poland, 5.5%, 3/18/2054		7,712,000	7,209,322
			$192,035,876
Qatar – 0.6%
CBQ Finance Ltd., 5.375%, 3/28/2029		$10,680,000	$10,962,321
Ooredoo International Finance Ltd. (State of Qatar), 4.625%, 10/10/2034 (n)		13,959,000	13,730,561
QIB Sukuk Ltd., 4.803%, 6/12/2030		8,444,000	8,482,132
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		11,978,000	11,642,616
			$44,817,630
Romania – 3.7%
Republic of Romania, 8%, 4/29/2030	RON	45,275,000	$10,425,755
Republic of Romania, 5.75%, 9/16/2030 (n)		$28,552,000	28,679,770
Republic of Romania, 2%, 1/28/2032	EUR	15,183,000	14,406,221
Republic of Romania, 3.625%, 3/27/2032		$21,120,000	18,441,689
Republic of Romania, 7.125%, 1/17/2033		10,130,000	10,748,095
Republic of Romania, 7.5%, 7/27/2033	RON	58,695,000	13,284,001
Republic of Romania, 6.375%, 1/30/2034 (n)		$31,488,000	31,390,828
Republic of Romania, 6.375%, 1/30/2034		500,000	498,457
Republic of Romania, 3.75%, 2/07/2034	EUR	5,341,000	5,342,154
Republic of Romania, 3.75%, 2/07/2034 (n)		9,024,000	9,025,950
Republic of Romania, 6%, 5/25/2034 (n)		$22,656,000	22,054,250
Republic of Romania, 6%, 5/25/2034		500,000	486,720
Republic of Romania, 7.1%, 7/31/2034	RON	29,725,000	6,632,612
Republic of Romania, 5.75%, 3/24/2035		$23,088,000	21,876,847
Republic of Romania, 6.625%, 5/16/2036 (n)		30,280,000	30,242,150
Republic of Romania, 7.5%, 2/10/2037 (n)		14,430,000	15,312,374
Republic of Romania, 4.125%, 3/11/2039	EUR	15,653,000	14,610,898
Republic of Romania, 6.75%, 7/11/2039 (n)		15,776,000	18,551,777
Republic of Romania, 6.75%, 7/11/2039		600,000	703,942
			$272,714,490

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Saudi Arabia – 3.0%
Al Rajhi Bank, 4.865%, 5/19/2030		$14,628,000	$14,672,653
BSF Finance, 5.5%, 11/23/2027		11,422,000	11,617,015
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		40,629,000	34,107,369
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		14,710,000	9,543,997
Kingdom of Saudi Arabia, 5%, 1/18/2053 (n)		16,634,000	14,317,077
Kingdom of Saudi Arabia, 3.75%, 1/21/2055		7,979,000	5,465,964
Ma'aden Sukuk Ltd. (Saudi Arabia), 5.25%, 2/13/2030 (n)		28,054,000	28,605,261
Ma'aden Sukuk Ltd. (Saudi Arabia), 5.5%, 2/13/2035 (n)		6,980,000	7,214,409
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		7,430,000	6,982,595
Saudi Arabian Oil Co., 6.375%, 6/02/2055 (n)		29,321,000	29,737,329
Saudi Arabian Oil Co., 5.875%, 7/17/2064 (n)		12,001,000	11,167,411
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 10/26/2046		33,770,000	28,051,954
Saudi Electricity Sukuk Programme Co., 5.225%, 2/18/2030		17,452,000	17,769,752
			$219,252,786
Serbia – 1.3%
Republic of Serbia, 6.25%, 5/26/2028 (n)		$12,636,000	$13,043,440
Republic of Serbia, 6.25%, 5/26/2028		5,000,000	5,161,222
Republic of Serbia, 2.125%, 12/01/2030		13,612,000	11,641,809
Republic of Serbia, 1.65%, 3/03/2033	EUR	15,464,000	14,698,253
Republic of Serbia, 6%, 6/12/2034 (n)		$24,200,000	24,679,939
Republic of Serbia, 6%, 6/12/2034		3,211,000	3,274,681
Telecommunications Co. (Republic of Serbia), 7%, 10/28/2029 (n)		21,636,000	21,621,074
			$94,120,418
Singapore – 0.4%
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		$18,169,000	$17,596,349
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 1yr. + 1.23%) to 10/14/2031		1,300,000	1,259,027
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032 (n)		9,368,000	9,212,331
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032		1,500,000	1,475,074
			$29,542,781
Slovakia – 0.3%
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	19,412,000	$21,636,174
Slovenia – 0.2%
United Group B.V., 6.5%, 10/31/2031 (n)	EUR	10,157,000	$11,851,646
South Africa – 2.2%
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		$12,354,000	$12,554,656
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (z)		9,560,024	5,233,908
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026		368,260	201,614
Republic of South Africa, 8.25%, 3/31/2032	ZAR	613,153,000	32,602,592
Republic of South Africa, 7.1%, 11/19/2036 (n)		$30,796,000	30,584,070
Republic of South Africa, 5.75%, 9/30/2049		14,206,000	10,525,140
Republic of South Africa, 7.3%, 4/20/2052		42,218,000	38,097,441
Republic of South Africa, 7.95%, 11/19/2054 (n)		25,481,000	24,215,736
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		8,562,000	7,126,009
			$161,141,166
South Korea – 0.2%
Hanwha Life Insurance Co. Ltd., 6.3%, 6/24/2055 (n)		$16,335,000	$16,816,085

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Sri Lanka – 1.0%
Republic of Sri Lanka, 4%, 4/15/2028 (n)		$3,683,554	$3,490,167
Republic of Sri Lanka, 3.1%, 1/15/2030 (n)		4,339,176	3,894,410
Republic of Sri Lanka, 3.35%, 3/15/2033 (n)		39,613,898	32,406,911
Republic of Sri Lanka, 3.6%, 6/15/2035 (n)		20,599,032	14,606,200
Republic of Sri Lanka, 3.6%, 5/15/2036 (n)		13,042,609	10,951,879
Republic of Sri Lanka, 3.6%, 2/15/2038 (n)		7,380,500	6,186,464
			$71,536,031
Thailand – 1.0%
Bangkok Bank Public Co. Ltd., 5.5%, 9/21/2033		$7,013,000	$7,204,175
Bangkok Bank Public Co. Ltd., 5.65%, 7/05/2034		500,000	519,348
Bangkok Bank Public Co. Ltd., 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034		30,912,000	28,738,540
Bangkok Bank Public Co. Ltd. (Hong Kong), 5.65%, 7/05/2034 (n)		10,508,000	10,914,628
Export-Import Bank of Thailand, 5.354%, 5/16/2029		9,999,000	10,278,738
Muangthai Capital PCL, 7.55%, 7/21/2030 (n)		14,567,000	14,784,587
			$72,440,016
Turkey – 3.5%
Hazine Mustesarligi Varlik Kiralama A.S. (Republic of Turkey), 6.5%, 4/26/2030 (n)		$13,850,000	$13,871,824
Hazine Mustesarligi Varlik Kiralama A.S. (Republic of Turkey), 6.75%, 9/01/2030 (n)		16,608,000	16,683,956
Republic of Turkey, 8.509%, 1/14/2029 (n)		13,629,000	14,531,857
Republic of Turkey, 5.25%, 3/13/2030		15,056,000	14,385,776
Republic of Turkey, 5.95%, 1/15/2031		23,897,000	23,168,569
Republic of Turkey, 5.875%, 6/26/2031		44,390,000	42,569,172
Republic of Turkey, 5.2%, 8/17/2031	EUR	14,043,000	15,972,091
Republic of Turkey, 7.25%, 5/29/2032		$13,762,000	13,990,812
Republic of Turkey, 6.5%, 1/03/2035		7,759,000	7,429,434
Republic of Turkey, 5.75%, 5/11/2047		42,553,000	32,499,477
T.C. Ziraat Bankasi A.S., 7.25%, 2/04/2030 (n)		13,890,000	13,933,026
Turkiye Ihracat Kredi Bankasi A.S., 7.5%, 2/06/2028 (n)		9,289,000	9,527,669
Turkiye Ihracat Kredi Bankasi A.S., 6.875%, 7/03/2028 (n)		10,719,000	10,799,331
Turkiye Vakiflar Bankasi T.A.O., 6.875%, 1/07/2030 (n)		15,303,000	15,212,297
Turkiye Vakiflar Bankasi T.A.O., 7.25%, 7/31/2030 (n)		11,276,000	11,253,465
			$255,828,756
Ukraine – 0.6%
Government of Ukraine, 0%, 2/01/2034 (n)		$47,816,067	$18,050,565
Government of Ukraine, 1.75%, 2/01/2036 (n)		15,610,527	7,883,316
Government of Ukraine, GDP Linked Bond, 0%, 8/01/2041 (a)		19,675,000	14,657,875
			$40,591,756
United Arab Emirates – 2.8%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$24,636,000	$22,304,591
Abu Dhabi Developmental Holding Co. PJSC, 5.375%, 5/08/2029 (n)		6,940,000	7,156,674
Abu Dhabi Developmental Holding Co. PJSC, 4.5%, 5/06/2030 (n)		15,121,000	15,078,784
Abu Dhabi Developmental Holding Co. PJSC, 4.375%, 10/02/2031 (n)		14,205,000	13,970,893
Abu Dhabi Developmental Holding Co. PJSC, 5.5%, 5/08/2034 (n)		24,398,000	25,461,344
Abu Dhabi Developmental Holding Co. PJSC, 5%, 5/06/2035 (n)		20,435,000	20,434,868
Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/02/2054 (n)		15,309,000	14,430,367
Abu Dhabi National Energy Co. PJSC, 4.75%, 3/09/2037 (n)		11,260,000	10,834,632
DP World Crescent Ltd. (United Arab Emirates), 5.5%, 5/08/2035 (n)		26,444,000	27,037,747
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035 (n)		1,430,000	1,348,812
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035		2,400,000	2,263,740

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
United Arab Emirates – continued
First Abu Dhabi Bank PJSC, 6.32% to 4/04/2029, FLR (CMT - 5yr. + 1.7%) to 4/04/2034		$14,569,000	$15,024,296
First Abu Dhabi Bank PJSC, 5.804% to 1/16/2030, FLR (CMT - 5yr. + 1.55%) to 1/16/2035		7,112,000	7,261,779
National Central Cooling Co. PJSC, 5.279%, 3/05/2030		16,815,000	17,151,530
National Central Cooling Co. PJSC, 2.5%, 10/21/2027		6,892,000	6,556,876
			$206,316,933
United Kingdom – 0.2%
ContourGlobal Power Holdings S.A., 6.75%, 2/28/2030 (n)		$14,637,000	$15,002,925
United States – 4.4%
Las Vegas Sands Corp., 6.2%, 8/15/2034		$8,391,000	$8,603,980
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)		17,977,000	16,077,477
U.S. Treasury Notes, 3.875%, 9/30/2029		9,549,000	9,531,469
U.S. Treasury Notes, 2.75%, 8/15/2032		318,075,000	291,125,599
			$325,338,525
Uruguay – 1.3%
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	1,190,892,000	$29,435,115
Oriental Republic of Uruguay, 9.75%, 7/20/2033		303,380,000	8,121,598
Oriental Republic of Uruguay, 5.442%, 2/14/2037		$22,045,000	22,463,855
Oriental Republic of Uruguay, 4.975%, 4/20/2055		19,989,000	17,557,738
Oriental Republic of Uruguay, 5.25%, 9/10/2060		19,276,997	17,310,743
			$94,889,049
Uzbekistan – 2.4%
JSCB Agrobank (Republic of Uzbekistan), 9.25%, 10/02/2029 (n)		$16,889,000	$18,005,202
JSCB Agrobank (Republic of Uzbekistan), 9.25%, 10/02/2029		700,000	746,263
National Bank of Uzbekistan, 8.5%, 7/05/2029		10,697,000	11,331,645
National Bank of Uzbekistan, 7.2%, 7/17/2030		14,567,000	14,725,677
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.75%, 5/14/2030 (n)		29,151,000	29,856,022
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)		15,934,000	16,432,882
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031		600,000	618,786
Republic of Uzbekistan, 5.1%, 2/25/2029 (n)	EUR	8,975,000	10,527,471
Republic of Uzbekistan, 3.9%, 10/19/2031		$17,611,000	15,613,714
Republic of Uzbekistan, 6.9%, 2/28/2032 (n)		19,072,000	19,739,074
Republic of Uzbekistan, 6.947%, 5/25/2032 (n)		6,991,000	7,264,157
Uzbek Industrial and Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		18,284,000	19,342,132
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)		13,746,000	12,849,773
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028		1,400,000	1,308,721
			$178,361,519
Venezuela – 0.6%
Corporacion Andina de Fomento, 6.75%, 12/17/2173 (n)		$14,865,000	$15,125,350
Republic of Venezuela, 9%, 5/07/2023 (a)(d)		10,104,000	1,819,730
Republic of Venezuela, 8.25%, 10/13/2024 (a)(d)		17,593,000	3,212,482
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)		29,188,000	5,256,759
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)		43,779,000	9,526,310
Republic of Venezuela, 9.375%, 1/13/2034 (a)(d)		1,253,000	316,508
Republic of Venezuela, 7%, 3/31/2038 (a)(d)		64,697,500	12,622,482
			$47,879,621
Vietnam – 0.1%
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		$6,280,680	$6,183,134

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Zambia – 0.6%
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)	$17,608,000	$18,143,673
Republic of Zambia, 5.75%, 6/30/2033	20,921,831	19,472,273
Republic of Zambia, 0.5%, 12/31/2053	7,037,733	5,141,629
		$42,757,575
Total Bonds (Identified Cost, $6,880,813,880)		$7,069,042,008
Mutual Funds (h) – 4.0%
Money Market Funds – 4.0%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $299,996,556)	300,018,364	$300,018,364
Other Assets, Less Liabilities – 0.3%		19,511,394
Net Assets – 100.0%		$7,388,571,766

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $300,018,364 and
$7,069,042,008, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$3,047,466,081, representing 41.2% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026	3/09/21-10/15/21	$9,399,597	$5,233,908
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

SOFR	Secured Overnight Financing Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
PLN	Polish Zloty
RON	Romanian New Leu
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 7/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	55,038,007	USD	9,720,595	Barclays Bank PLC	9/02/2025	$33,665
IDR	289,983,056,702	USD	17,472,016	Barclays Bank PLC	8/05/2025	150,386
TRY	841,094,603	USD	19,198,613	Goldman Sachs International	10/17/2025	211,981
TRY	317,589,435	USD	7,247,551	Merrill Lynch International	10/17/2025	81,707
USD	13,932,708	CZK	295,080,823	HSBC Bank	10/17/2025	204,956
USD	30,856,167	EUR	26,349,358	Citibank N.A.	10/17/2025	639,133
USD	412,628,692	EUR	352,193,839	HSBC Bank	10/17/2025	8,738,266
USD	69,267,455	EUR	59,136,445	Morgan Stanley Capital Services LLC	10/17/2025	1,450,699
USD	1,553,698	EUR	1,321,024	State Street Corp.	10/17/2025	38,769
USD	708,687	EUR	602,484	UBS AG	10/17/2025	17,767
USD	44,604,365	IDR	728,127,017,130	Barclays Bank PLC	8/05/2025	355,754
USD	4,520,390	IDR	74,132,134,000	Barclays Bank PLC	8/29/2025	18,191
USD	17,899,026	IDR	294,267,152,000	Barclays Bank PLC	10/31/2025	56,264
USD	17,797,464	IDR	290,810,558,862	Goldman Sachs International	8/05/2025	124,773
USD	3,993,014	IDR	65,764,947,000	Goldman Sachs International	10/31/2025	5,385
USD	17,121,948	IDR	278,923,886,000	JPMorgan Chase Bank N.A.	8/05/2025	171,616
USD	9,539,592	IDR	156,000,950,000	Morgan Stanley Capital Services LLC	8/05/2025	59,343
USD	23,423,063	INR	2,033,500,289	Barclays Bank PLC	8/07/2025	213,800
USD	4,076,423	INR	358,401,937	Barclays Bank PLC	10/31/2025	1,759
USD	13,982,988	JPY	2,031,275,050	Goldman Sachs International	10/17/2025	401,843
USD	14,609,102	MYR	61,789,195	Barclays Bank PLC	10/10/2025	83,490
USD	10,706,195	PHP	613,465,000	Barclays Bank PLC	10/07/2025	206,401
USD	21,960,233	PHP	1,246,353,000	Goldman Sachs International	10/07/2025	628,207
USD	7,421,246	PLN	27,502,357	BNP Paribas	10/17/2025	90,812
USD	14,887,093	PLN	54,358,804	Morgan Stanley Capital Services LLC	10/17/2025	398,384
USD	17,373,492	ZAR	311,566,398	Citibank N.A.	10/17/2025	356,836
USD	16,397,568	ZAR	294,097,536	Goldman Sachs International	10/17/2025	335,000
						$15,075,187
Liability Derivatives
BRL	39,845,825	USD	7,155,075	Goldman Sachs International	9/02/2025	$(93,290)
BRL	77,539,537	USD	13,871,116	JPMorgan Chase Bank N.A.	9/02/2025	(128,961)
CZK	317,216,451	USD	15,096,760	Goldman Sachs International	10/17/2025	(339,215)
EUR	6,121,729	USD	7,164,891	JPMorgan Chase Bank N.A.	10/17/2025	(144,587)
EUR	670	USD	791	Morgan Stanley Capital Services LLC	10/17/2025	(22)
IDR	872,664,649,302	USD	53,401,150	Barclays Bank PLC	8/05/2025	(368,921)
IDR	291,214,705,988	USD	17,871,415	Morgan Stanley Capital Services LLC	8/05/2025	(174,164)
INR	2,165,048,058	USD	25,181,321	Barclays Bank PLC	8/07/2025	(470,644)
INR	5,119,946,063	USD	59,452,671	JPMorgan Chase Bank N.A.	8/07/2025	(1,016,401)
JPY	734,482,565	USD	5,033,768	HSBC Bank	10/17/2025	(123,003)
JPY	1,296,792,485	USD	8,887,138	JPMorgan Chase Bank N.A.	10/17/2025	(216,758)
MXN	269,722,894	USD	14,338,135	Goldman Sachs International	10/17/2025	(153,394)
MXN	2,217,175	USD	116,927	JPMorgan Chase Bank N.A.	10/17/2025	(325)
MYR	61,789,195	USD	14,591,851	Barclays Bank PLC	10/10/2025	(66,240)
USD	20,413,410	BRL	117,895,604	Citibank N.A.	9/02/2025	(480,959)
USD	17,918,133	BRL	101,377,939	JPMorgan Chase Bank N.A.	9/02/2025	(48,847)
USD	10,304,963	BRL	58,171,515	Morgan Stanley Capital Services LLC	9/02/2025	(4,642)

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	31,383,552	INR	2,769,791,855	Barclays Bank PLC	8/07/2025	$(229,341)
USD	17,338,735	INR	1,519,219,977	Citibank N.A.	8/07/2025	(813)
USD	10,873,660	INR	962,482,000	Deutsche Bank AG	8/07/2025	(111,585)
						$(4,172,112)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	245	$27,975,938	September – 2025	$749,130
U.S. Treasury Note 10 yr	Long	USD	939	104,287,687	September – 2025	480,569
U.S. Treasury Note 5 yr	Long	USD	1,049	113,472,297	September – 2025	200,234
U.S. Treasury Ultra Note 10 yr	Long	USD	536	60,609,875	September – 2025	528,736
						$1,958,669

Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
12/20/29	USD	14,868,000	Barclays Bank PLC	(1)	1.00%/Quarterly	$(410,442)	$608,696	$198,254
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by Federative Republic of Brazil, 5.625%, 1/07/2041, a BB rated bond. The fund entered into the contract to buy issuer protection.
At July 31, 2025, the fund had cash collateral of $1,430,000 and other liquid securities with an aggregate value of $6,044,844 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $6,880,813,880)	$7,069,042,008
Investments in affiliated issuers, at value (identified cost, $299,996,556)	300,018,364
Cash	48,615,206
Foreign currency, at value (identified cost, $475,141)	474,324
Restricted cash for
Uncleared derivatives	1,430,000
Receivables for
Forward foreign currency exchange contracts	15,075,187
Net daily variation margin on open futures contracts	194,300
Investments sold	43,513,914
Fund shares sold	9,790,230
Interest	92,891,310
Uncleared swaps, at value (net of unamortized premiums paid, $608,696)	198,254
Other assets	5,200
Total assets	$7,581,248,297
Liabilities
Payables for
Distributions	$3,437,302
Forward foreign currency exchange contracts	4,172,112
Investments purchased	163,037,160
Fund shares reacquired	9,280,252
Payable to affiliates
Investment adviser	266,350
Administrative services fee	3,003
Shareholder servicing costs	1,572,994
Distribution and service fees	4,525
Payable for independent Trustees' compensation	24,934
Deferred foreign capital gains tax expense payable	9,782,332
Accrued expenses and other liabilities	1,095,567
Total liabilities	$192,676,531
Net assets	$7,388,571,766
Net assets consist of
Paid-in capital	$9,330,630,890
Total distributable earnings (loss)	(1,942,059,124)
Net assets	$7,388,571,766
Shares of beneficial interest outstanding	604,130,904

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$216,319,832	17,738,581	$12.19
Class B	347,728	30,925	11.24
Class C	9,658,098	808,345	11.95
Class I	4,145,514,009	339,279,244	12.22
Class R1	511,558	41,562	12.31
Class R2	9,569,696	778,600	12.29
Class R3	51,193,834	4,174,705	12.26
Class R4	43,112,970	3,518,100	12.25
Class R6	2,912,344,041	237,760,842	12.25

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Statement of Assets and Liabilities - continued
(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.73 [100 / 95.75 x $12.19]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 7/31/25 Net investment income (loss)
Income
Interest	$453,817,202
Dividends from affiliated issuers	22,369,768
Other	1,498,021
Foreign taxes withheld	(2,472,251)
Total investment income	$475,212,740
Expenses
Management fee	$48,773,991
Distribution and service fees	925,735
Shareholder servicing costs	5,095,126
Administrative services fee	586,940
Independent Trustees' compensation	141,009
Custodian fee	400,210
Shareholder communications	1,884,209
Audit and tax fees	97,710
Legal fees	39,252
Miscellaneous	401,527
Total expenses	$58,345,709
Reduction of expenses by investment adviser and distributor	(994,489)
Net expenses	$57,351,220
Net investment income (loss)	$417,861,520
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(105,405,389)
Affiliated issuers	(54,049)
Futures contracts	(6,877,918)
Swap agreements	(210,782)
Forward foreign currency exchange contracts	(29,736,653)
Foreign currency	(3,265,134)
Net realized gain (loss)	$(145,549,925)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $704,085 increase in deferred foreign capital gains tax)	$304,573,484
Affiliated issuers	(41,926)
Futures contracts	(11,672,872)
Swap agreements	(377,130)
Forward foreign currency exchange contracts	7,140,097
Translation of assets and liabilities in foreign currencies	130,559
Net unrealized gain (loss)	$299,752,212
Net realized and unrealized gain (loss)	$154,202,287
Change in net assets from operations	$572,063,807
See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	7/31/25	7/31/24
Change in net assets
From operations
Net investment income (loss)	$417,861,520	$377,390,990
Net realized gain (loss)	(145,549,925)	(370,248,460)
Net unrealized gain (loss)	299,752,212	614,971,634
Change in net assets from operations	$572,063,807	$622,114,164
Total distributions to shareholders	$(433,681,941)	$(462,825,942)
Change in net assets from fund share transactions	$84,841,846	$320,006,668
Total change in net assets	$223,223,712	$479,294,890
Net assets
At beginning of period	7,165,348,054	6,686,053,164
At end of period	$7,388,571,766	$7,165,348,054
See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$11.98	$11.69	$11.69	$14.93	$14.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.67	$0.63	$0.60	$0.54	$0.51
Net realized and unrealized gain (loss)	0.23	0.43	0.19	(3.18)	0.24
Total from investment operations	$0.90	$1.06	$0.79	$(2.64)	$0.75
Less distributions declared to shareholders
From net investment income	$(0.69)	$(0.77)	$(0.79)	$(0.60)	$(0.55)
Net asset value, end of period (x)	$12.19	$11.98	$11.69	$11.69	$14.93
Total return (%) (r)(s)(t)(x)	7.71	9.46	7.07	(18.12)	5.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.08	1.07	1.07	1.06	1.07
Expenses after expense reductions	1.07	1.06	1.06	1.05	1.06
Net investment income (loss)	5.52	5.36	5.25	3.94	3.42
Portfolio turnover rate	69	58	52	52	56
Net assets at end of period (000 omitted)	$216,320	$307,936	$282,355	$315,618	$431,359

Class B	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$11.48	$11.46	$11.56	$14.87	$14.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.58	$0.55	$0.52	$0.43	$0.41
Net realized and unrealized gain (loss)	(0.22)(g)	0.16 (g)	0.08 (g)	(3.24)	0.15 (g)
Total from investment operations	$0.36	$0.71	$0.60	$(2.81)	$0.56
Less distributions declared to shareholders
From net investment income	$(0.60)	$(0.69)	$(0.70)	$(0.50)	$(0.44)
Net asset value, end of period (x)	$11.24	$11.48	$11.46	$11.56	$14.87
Total return (%) (r)(s)(t)(x)	2.94	6.25	5.37	(19.32)	3.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.83	1.82	1.82	1.82	1.82
Expenses after expense reductions	1.82	1.81	1.81	1.80	1.81
Net investment income (loss)	4.79	4.73	4.49	3.15	2.70
Portfolio turnover rate	69	58	52	52	56
Net assets at end of period (000 omitted)	$348	$716	$1,480	$2,183	$4,286

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Highlights - continued
Class C	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$11.76	$11.50	$11.54	$14.83	$14.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.58	$0.54	$0.52	$0.43	$0.41
Net realized and unrealized gain (loss)	0.21	0.41	0.14 (g)	(3.22)	0.13 (g)
Total from investment operations	$0.79	$0.95	$0.66	$(2.79)	$0.54
Less distributions declared to shareholders
From net investment income	$(0.60)	$(0.69)	$(0.70)	$(0.50)	$(0.44)
Net asset value, end of period (x)	$11.95	$11.76	$11.50	$11.54	$14.83
Total return (%) (r)(s)(t)(x)	6.79	8.44	5.92	(19.24)	3.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.83	1.82	1.82	1.82	1.82
Expenses after expense reductions	1.82	1.81	1.81	1.80	1.81
Net investment income (loss)	4.76	4.64	4.50	3.16	2.70
Portfolio turnover rate	69	58	52	52	56
Net assets at end of period (000 omitted)	$9,658	$12,478	$14,780	$18,289	$31,537

Class I	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$11.98	$11.70	$11.69	$14.93	$14.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.69	$0.65	$0.63	$0.57	$0.55
Net realized and unrealized gain (loss)	0.27	0.43	0.19	(3.18)	0.23
Total from investment operations	$0.96	$1.08	$0.82	$(2.61)	$0.78
Less distributions declared to shareholders
From net investment income	$(0.72)	$(0.80)	$(0.81)	$(0.63)	$(0.59)
Net asset value, end of period (x)	$12.22	$11.98	$11.70	$11.69	$14.93
Total return (%) (r)(s)(t)(x)	8.24	9.63	7.42	(17.91)	5.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83	0.82	0.82	0.81	0.82
Expenses after expense reductions	0.82	0.81	0.81	0.80	0.81
Net investment income (loss)	5.75	5.61	5.51	4.19	3.66
Portfolio turnover rate	69	58	52	52	56
Net assets at end of period (000 omitted)	$4,145,514	$4,212,646	$4,032,436	$4,294,440	$5,960,448

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Highlights - continued
Class R1	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$12.06	$11.76	$11.75	$15.00	$14.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.57	$0.54	$0.52	$0.44	$0.40
Net realized and unrealized gain (loss)	0.28	0.45	0.19	(3.19)	0.22
Total from investment operations	$0.85	$0.99	$0.71	$(2.75)	$0.62
Less distributions declared to shareholders
From net investment income	$(0.60)	$(0.69)	$(0.70)	$(0.50)	$(0.44)
Net asset value, end of period (x)	$12.31	$12.06	$11.76	$11.75	$15.00
Total return (%) (r)(s)(t)(x)	7.25	8.72	6.36	(18.71)	4.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.84	1.82	1.82	1.82	1.82
Expenses after expense reductions	1.82	1.81	1.81	1.80	1.81
Net investment income (loss)	4.73	4.60	4.52	3.22	2.69
Portfolio turnover rate	69	58	52	52	56
Net assets at end of period (000 omitted)	$512	$386	$325	$305	$333

Class R2	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$12.05	$11.76	$11.75	$15.00	$14.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.64	$0.60	$0.58	$0.50	$0.48
Net realized and unrealized gain (loss)	0.26	0.44	0.19	(3.18)	0.23
Total from investment operations	$0.90	$1.04	$0.77	$(2.68)	$0.71
Less distributions declared to shareholders
From net investment income	$(0.66)	$(0.75)	$(0.76)	$(0.57)	$(0.52)
Net asset value, end of period (x)	$12.29	$12.05	$11.76	$11.75	$15.00
Total return (%) (r)(s)(t)(x)	7.69	9.17	6.89	(18.30)	4.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.34	1.32	1.32	1.32	1.32
Expenses after expense reductions	1.32	1.31	1.31	1.30	1.31
Net investment income (loss)	5.25	5.11	5.01	3.70	3.19
Portfolio turnover rate	69	58	52	52	56
Net assets at end of period (000 omitted)	$9,570	$9,847	$9,327	$9,831	$12,688

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Highlights - continued
Class R3	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$12.02	$11.73	$11.72	$14.96	$14.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.66	$0.63	$0.61	$0.54	$0.51
Net realized and unrealized gain (loss)	0.27	0.43	0.19	(3.18)	0.26
Total from investment operations	$0.93	$1.06	$0.80	$(2.64)	$0.77
Less distributions declared to shareholders
From net investment income	$(0.69)	$(0.77)	$(0.79)	$(0.60)	$(0.56)
Net asset value, end of period (x)	$12.26	$12.02	$11.73	$11.72	$14.96
Total return (%) (r)(s)(t)(x)	7.97	9.45	7.16	(18.08)	5.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.08	1.07	1.07	1.07	1.07
Expenses after expense reductions	1.07	1.06	1.06	1.05	1.06
Net investment income (loss)	5.50	5.37	5.27	3.96	3.42
Portfolio turnover rate	69	58	52	52	56
Net assets at end of period (000 omitted)	$51,194	$47,044	$37,811	$32,029	$36,080

Class R4	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$12.01	$11.73	$11.71	$14.96	$14.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.70	$0.65	$0.64	$0.57	$0.55
Net realized and unrealized gain (loss)	0.26	0.43	0.20	(3.18)	0.24
Total from investment operations	$0.96	$1.08	$0.84	$(2.61)	$0.79
Less distributions declared to shareholders
From net investment income	$(0.72)	$(0.80)	$(0.82)	$(0.64)	$(0.59)
Net asset value, end of period (x)	$12.25	$12.01	$11.73	$11.71	$14.96
Total return (%) (r)(s)(t)(x)	8.23	9.63	7.52	(17.94)	5.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83	0.82	0.82	0.82	0.82
Expenses after expense reductions	0.82	0.81	0.81	0.80	0.81
Net investment income (loss)	5.76	5.61	5.51	4.23	3.68
Portfolio turnover rate	69	58	52	52	56
Net assets at end of period (000 omitted)	$43,113	$45,574	$50,981	$36,790	$40,988

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Highlights - continued
Class R6	Year ended
	7/31/25	7/31/24	7/31/23	7/31/22	7/31/21
Net asset value, beginning of period	$12.01	$11.72	$11.72	$14.96	$14.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.71	$0.67	$0.65	$0.59	$0.56
Net realized and unrealized gain (loss)	0.26	0.43	0.18	(3.18)	0.24
Total from investment operations	$0.97	$1.10	$0.83	$(2.59)	$0.80
Less distributions declared to shareholders
From net investment income	$(0.73)	$(0.81)	$(0.83)	$(0.65)	$(0.61)
Net asset value, end of period (x)	$12.25	$12.01	$11.72	$11.72	$14.96
Total return (%) (r)(s)(t)(x)	8.35	9.84	7.45	(17.77)	5.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.73	0.71	0.71	0.69	0.71
Expenses after expense reductions	0.71	0.70	0.70	0.68	0.69
Net investment income (loss)	5.85	5.71	5.62	4.32	3.75
Portfolio turnover rate	69	58	52	52	56
Net assets at end of period (000 omitted)	$2,912,344	$2,528,722	$2,256,558	$2,322,980	$3,043,561

(d)	Per share data is based on average shares outstanding.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Notes to Financial Statements
(1) Business and Organization
MFS Emerging Markets Debt Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service.

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2025 in valuing the fund's assets and liabilities:

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$316,734,545	$—	$316,734,545
Non - U.S. Sovereign Debt	—	5,543,650,174	—	5,543,650,174
U.S. Corporate Bonds	—	8,603,980	—	8,603,980
Foreign Bonds	—	1,200,053,309	—	1,200,053,309
Investment Companies	300,018,364	—	—	300,018,364
Total	$300,018,364	$7,069,042,008	$—	$7,369,060,372

Other Financial Instruments
Futures Contracts – Assets	$1,958,669	$—	$—	$1,958,669
Forward Foreign Currency Exchange Contracts – Assets	—	15,075,187	—	15,075,187
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,172,112)	—	(4,172,112)
Swap Agreements – Assets	—	198,254	—	198,254
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by foreign corporations and/or foreign governments. The principal value of these debt securities is adjusted through income according to changes in an inflation index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$1,958,669	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	15,075,187	(4,172,112)
Credit	Uncleared Swap Agreements	198,254	—
Total		$17,232,110	$(4,172,112)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended July 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(6,877,918)	$—	$—	$—
Foreign Exchange	—	—	(29,736,653)	—
Equity	—	—	—	(4,390,491)
Credit	—	(210,782)	—	—
Total	$(6,877,918)	$(210,782)	$(29,736,653)	$(4,390,491)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended July 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(11,672,872)	$—	$—	$—
Foreign Exchange	—	—	7,140,097	—
Equity	—	—	—	3,760,565
Credit	—	(377,130)	—	—
Total	$(11,672,872)	$(377,130)	$7,140,097	$3,760,565
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time.  Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the  Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At July 31, 2025, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, derivative transactions, and foreign taxes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 7/31/25	Year ended 7/31/24
Ordinary income (including any short-term capital gains)	$433,681,941	$462,825,942
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/25
Cost of investments	$7,363,279,548
Gross appreciation	212,912,256
Gross depreciation	(194,071,434)
Net unrealized appreciation (depreciation)	$18,840,822
Undistributed ordinary income	4,499,832
Capital loss carryforwards	(1,921,890,807)
Other temporary differences	(43,508,971)
Total distributable earnings (loss)	$(1,942,059,124)
As of July 31, 2025, the fund had capital loss carryforwards available to offset future realized gains.  These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.  Such losses are characterized as follows:
Short-Term	$(397,335,459)
Long-Term	(1,524,555,348)
Total	$(1,921,890,807)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
	Year ended 7/31/25	Year ended 7/31/24
Class A	$14,772,718	$18,470,847
Class B	27,393	63,296
Class C	576,651	795,909
Class I	247,097,841	275,219,068
Class R1	21,661	20,438
Class R2	513,606	593,675
Class R3	2,758,554	2,953,492
Class R4	2,642,185	2,973,035
Class R6	165,271,332	161,736,182
Total	$433,681,941	$462,825,942
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $7.5 billion	0.65%
In excess of $7.5 billion and up to $12.5 billion	0.60%
In excess of $12.5 billion	0.55%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2026. For the year ended July 31, 2025, this management fee reduction amounted to $994,353, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended July 31, 2025 was equivalent to an annual effective rate of 0.66% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4,185 for the year ended July 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$633,596
Class B	0.75%	0.25%	1.00%	1.00%	5,347
Class C	0.75%	0.25%	1.00%	1.00%	114,531
Class R1	0.75%	0.25%	1.00%	1.00%	4,433
Class R2	0.25%	0.25%	0.50%	0.50%	46,968
Class R3	—	0.25%	0.25%	0.25%	120,860
Total Distribution and Service Fees					$925,735
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended July 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended July 31, 2025, this rebate amounted to $134 and $2 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended July 31, 2025, were as follows:
Amount
Class A	$7,541
Class B	341
Class C	654
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended July 31, 2025, the fee was $175,165, which equated to 0.0024% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended July 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,919,961.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended July 31, 2025 was equivalent to an annual effective rate of 0.0081% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	5	$65
8/19/2024	Redemption	Class R2	3	36
8/19/2024	Redemption	Class R3	3	35
8/19/2024	Redemption	Class R4	5	61
(4) Portfolio Securities
For the year ended July 31, 2025, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$112,973,529	$106,395,786
Non-U.S. Government securities	4,722,884,268	4,528,321,359
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 7/31/25		Year ended 7/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	7,622,784	$92,095,508	8,826,626	$103,914,649
Class B	675	8,141	22	257
Class C	107,190	1,303,124	108,154	1,268,216
Class I	81,406,269	979,825,577	94,012,189	1,098,921,081
Class R1	16,558	195,216	14,273	168,248
Class R2	128,385	1,555,440	132,473	1,555,476
Class R3	755,628	9,155,754	1,281,864	14,698,636
Class R4	416,413	5,031,124	283,413	3,327,663
Class R6	60,634,180	732,808,933	34,235,952	399,943,780
	151,088,082	$1,821,978,817	138,894,966	$1,623,798,006
Shares issued to shareholders in reinvestment of distributions
Class A	993,948	$12,038,375	1,183,737	$13,855,658
Class B	2,243	27,325	5,381	63,005
Class C	45,813	556,799	65,647	770,479
Class I	19,491,826	235,446,402	22,707,049	265,147,454
Class R1	1,782	21,661	1,736	20,437
Class R2	42,232	513,579	50,482	593,561
Class R3	227,452	2,756,400	251,981	2,952,769
Class R4	217,826	2,640,356	253,798	2,972,998
Class R6	11,542,564	139,645,731	11,859,590	138,800,053
	32,565,686	$393,646,628	36,379,401	$425,176,414

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
	Year ended 7/31/25		Year ended 7/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(16,590,610)	$(199,734,948)	(8,454,550)	$(98,806,021)
Class B	(34,323)	(418,297)	(72,225)	(848,123)
Class C	(405,361)	(4,918,141)	(398,713)	(4,652,423)
Class I	(113,292,242)	(1,362,257,624)	(109,806,026)	(1,276,342,114)
Class R1	(8,754)	(105,122)	(11,671)	(137,525)
Class R2	(209,492)	(2,538,660)	(158,905)	(1,862,590)
Class R3	(721,925)	(8,720,064)	(842,754)	(9,760,396)
Class R4	(909,987)	(11,020,399)	(1,089,646)	(12,434,718)
Class R6	(45,000,266)	(541,070,344)	(27,968,242)	(324,123,842)
	(177,172,960)	$(2,130,783,599)	(148,802,732)	$(1,728,967,752)
Net change
Class A	(7,973,878)	$(95,601,065)	1,555,813	$18,964,286
Class B	(31,405)	(382,831)	(66,822)	(784,861)
Class C	(252,358)	(3,058,218)	(224,912)	(2,613,728)
Class I	(12,394,147)	(146,985,645)	6,913,212	87,726,421
Class R1	9,586	111,755	4,338	51,160
Class R2	(38,875)	(469,641)	24,050	286,447
Class R3	261,155	3,192,090	691,091	7,891,009
Class R4	(275,748)	(3,348,919)	(552,435)	(6,134,057)
Class R6	27,176,478	331,384,320	18,127,300	214,619,991
	6,480,808	$84,841,846	26,471,635	$320,006,668
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 3%, 3%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund’s Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended July 31, 2025, the fund’s commitment fee and interest expense were $34,579 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended July 31, 2025:

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$473,442,204	$2,549,290,403	$2,722,618,268	$(54,049)	$(41,926)	$300,018,364

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$22,369,768	$—

MFS Emerging Markets Debt Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Emerging Markets Debt Fund and the Board of Trustees of MFS Series Trust X
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Emerging Markets Debt Fund (the “Fund”) (one of the funds constituting MFS Series Trust X (the “Trust”)), including the portfolio of investments, as of July 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust X) at July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
September 15, 2025

MFS Emerging Markets Debt Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Debt Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Debt Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Emerging Markets Debt Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Emerging Markets Debt Fund
Board Review of Investment Advisory Agreement
MFS Emerging Markets Debt Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

MFS Emerging Markets Debt Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, $7.5 billion, and $12.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

MFS Emerging Markets Debt Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST X

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   September 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  September 15, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  September 15, 2025

*  Print name and title of each signing officer under his or her signature.